Account Payables and Accrued Expenses - Additional information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Account Payables and Accrued Expenses
Losses on corporate guarantees (see Note 19)			$ 0	$ 3,070	$ 3,134
Minimum lease payments recognized as expenses	$ 2,303	$ 3,120
Contingent rents	$ 423	$ 115